Quarterly Holdings Report
for
Fidelity® Magellan® Fund
June 30, 2026
MAG-NPRT1-0826
1.803299.122
Common Stocks - 99.0%
	Shares	Value ($)
TAIWAN - 2.7%
Information Technology - 2.7%
Semiconductors & Semiconductor Equipment - 2.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,164,086	1,033,502,551
UNITED STATES - 96.3%
Communication Services - 10.8%
Interactive Media & Services - 10.8%
Alphabet Inc Class A	4,211,700	1,505,135,229
Alphabet Inc Class C	3,630,430	1,282,739,832
Meta Platforms Inc Class A	2,264,600	1,275,626,534
TOTAL COMMUNICATION SERVICES		4,063,501,595
Consumer Discretionary - 11.0%
Broadline Retail - 5.8%
Amazon.com Inc (a)	9,128,500	2,175,686,691
Hotels, Restaurants & Leisure - 3.0%
Hilton Worldwide Holdings Inc	1,804,076	596,174,955
Marriott International Inc/MD Class A1	1,397,570	517,925,466
		1,114,100,421
Specialty Retail - 2.2%
AutoZone Inc (a)	131,970	421,768,201
O'Reilly Automotive Inc (a)	4,690,917	431,986,547
		853,754,748
TOTAL CONSUMER DISCRETIONARY		4,143,541,860
Consumer Staples - 1.5%
Consumer Staples Distribution & Retail - 1.5%
Costco Wholesale Corp	626,044	585,645,381
Financials - 7.6%
Capital Markets - 3.6%
Interactive Brokers Group Inc Class A	5,191,400	451,859,456
Moody's Corp	1,053,279	477,051,125
S&P Global Inc	1,094,366	445,691,497
		1,374,602,078
Financial Services - 4.0%
Mastercard Inc Class A	1,368,804	703,017,734
Visa Inc Class A	2,315,343	794,371,030
		1,497,388,764
TOTAL FINANCIALS		2,871,990,842
Health Care - 2.4%
Health Care Providers & Services - 2.4%
Cencora Inc	1,554,051	439,765,352
McKesson Corp	607,400	458,951,440
TOTAL HEALTH CARE		898,716,792
Industrials - 16.6%
Aerospace & Defense - 4.8%
GE Aerospace	2,084,700	779,114,932
HEICO Corp Class A	1,909,407	492,455,159
TransDigm Group Inc	397,526	529,520,533
		1,801,090,624
Building Products - 1.3%
Trane Technologies PLC	1,027,151	504,495,485
Commercial Services & Supplies - 2.2%
Cintas Corp	2,368,936	402,908,634
Republic Services Inc	2,053,569	437,574,483
		840,483,117
Construction & Engineering - 2.3%
API Group Corp (a)	9,172,057	388,436,614
Quanta Services Inc	645,686	464,919,747
		853,356,361
Electrical Equipment - 1.4%
Eaton Corp PLC	1,224,203	521,657,382
Machinery - 4.6%
Caterpillar Inc	708,246	754,211,166
Cummins Inc	703,000	501,386,630
Westinghouse Air Brake Technologies Corp	1,821,310	491,025,176
		1,746,622,972
TOTAL INDUSTRIALS		6,267,705,941
Information Technology - 42.6%
Communications Equipment - 2.9%
Arista Networks Inc (a)	3,386,800	575,349,584
Motorola Solutions Inc	1,273,721	528,963,594
		1,104,313,178
Electronic Equipment, Instruments & Components - 1.8%
Amphenol Corp Class A	3,813,439	672,385,564
Semiconductors & Semiconductor Equipment - 27.1%
Advanced Micro Devices Inc (a)	2,576,000	1,496,424,160
Analog Devices Inc	1,149,100	456,388,047
Broadcom Inc	4,921,697	1,859,171,042
KLA Corp	4,417,000	1,332,653,070
Lam Research Corp	2,457,200	1,064,778,476
NVIDIA Corp	20,158,835	4,033,581,295
		10,242,996,090
Software - 7.9%
Cadence Design Systems Inc (a)	1,785,129	669,994,616
Microsoft Corp	4,524,304	1,687,655,878
Palo Alto Networks Inc (a)	1,801,875	614,475,413
		2,972,125,907
Technology Hardware, Storage & Peripherals - 2.9%
Seagate Technology Holdings PLC	714,600	689,589,000
Western Digital Corp	626,700	400,285,824
		1,089,874,824
TOTAL INFORMATION TECHNOLOGY		16,081,695,563
Materials - 3.8%
Chemicals - 1.4%
Linde PLC	1,032,040	535,566,837
Construction Materials - 2.4%
Martin Marietta Materials Inc	787,904	454,384,237
Vulcan Materials Co	1,485,100	438,119,351
		892,503,588
TOTAL MATERIALS		1,428,070,425
TOTAL UNITED STATES		36,340,868,399
TOTAL COMMON STOCKS (Cost $19,168,790,756)		37,374,370,950

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $438,719,037)	3.69	438,658,611	438,746,343

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $19,607,509,793)	37,813,117,293
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(53,620,801)
NET ASSETS - 100.0%	37,759,496,492

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	203,355,291	3,528,937,379	3,293,573,633	3,157,892	-	27,306	438,746,343	438,658,611	0.7%
Fidelity Securities Lending Cash Central Fund	-	226,418,893	226,418,893	6,002	-	-	-	-	0.0%
Total	203,355,291	3,755,356,272	3,519,992,526	3,163,894	-	27,306	438,746,343

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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